Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Securities sold under agreements to repurchase	$ 183,289	$ 209,795
FHLB advances	208,000	185,000
Total short-term borrowings	391,289	394,795
FHLB Advances
Short-term Debt [Line Items]
Total short-term borrowings	208,000	185,000
Highest month-end balance	208,000	185,000
Short-term Debt, Average Outstanding Amount	$ 23,924	$ 15,694
Weighted-average interest rate:
As of year-end	1.64%	0.80%
Paid during the year	1.16%	0.63%
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Total short-term borrowings	$ 183,289	$ 209,795
Highest month-end balance	230,905	248,277
Short-term Debt, Average Outstanding Amount	$ 205,269	$ 224,763
Weighted-average interest rate:
As of year-end	0.41%	0.17%
Paid during the year	0.35%	0.16%